UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-3111
                                   811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA Tax-Exempt Fund


Semi-Annual Report
September 30, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011



CMA Tax-Exempt Fund


Officers and Trustees


Terry K. Glenn,President and Trustee
Ronald W. Forbes,Trustee
Cynthia A. Montgomery,Trustee
Charles C. Reilly,Trustee
Kevin A. Ryan,Trustee
Roscoe S. Suddarth,Trustee
Richard R. West,Trustee
Edward D. Zinbarg,Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo,Senior Vice President
Peter J. Hayes,Vice President
Donald C. Burke,Vice President and Treasurer
Phillip S. Gillespie,Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*For inquiries regarding your CMA account, call 800-CMA-INFO
(800-262-4636).



Electronic Delivery


The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003




A Letter From the President


Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

The Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, the short end of the yield curve remained relatively flat and it became increasingly difficult to find attractive income opportunities. Through September 30, 2003, both the Bond Market Association (BMA) Index and the one-year Municipal Market Data (MMD) Index averaged 1.03% for the year. Rates on the BMA Index, which measures the shortest end of the yield curve, averaged .85% during the third quarter versus 1.16% in the second quarter. Rates on the one-year MMD Index averaged .98% in the third quarter, just below the second quarter average of 1%.

Against this backdrop, our portfolio managers continued to work diligently to maximize tax-exempt returns consistent with the preservation of capital. With that said, remember also that the advice and guidance of a skilled financial advisor often can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003




A Discussion With Your Fund's Portfolio Manager


With interest rates low and expected to remain that way for some time, we looked increasingly to the higher yields offered by fixed rate notes during the period.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2003, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of .58%.* As of September 30, 2003, the Fund's 7-day yield was .57%.

The Federal Reserve Board cut the Federal Funds rate once more during the six-month period, sending interest rates to their lowest levels in almost 50 years. Despite indications that the economy was strengthening gradually, the Federal Reserve Board emphasized its concern that deflation was a bigger threat to the economy than inflation, and reassured investors that it planned to keep short-term interest rates low until consistent growth in the economy and employment became evident.

The expectation for a stable short-term interest rate environment created a strong demand for fixed rate notes with maturities of six months - one year. This caused yields on these notes to fall later in the period and somewhat flattened the yield curve when compared to variable rate demand securities. However, our aggressive pursuit of fixed rate notes earlier in the period enabled us to lock in a favorable spread above variable rate securities. This strategy enhanced the performance of the Fund during the six-month period.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


How did you manage the Fund during the period?

The portion of the yield curve that represents the Fund's investment universe--notes maturing in one year or less--normally has a positive slope. During the six-month period, however, interest rates were generally stable or declining and expected to maintain that course. Our belief that interest rates would be relatively consistent for the foreseeable future led us to overweight one-year notes relative to funds in our iMoneyNet, Inc. category.

As fixed rate notes matured and rolled off the portfolio, we sought to buy new fixed paper whenever possible to extend the Fund's average life, though the reinvestment occurred in a lower interest rate environment than last year. In August, short-term interest rates rose somewhat, influenced by a large $7.5 billion debt issue from the state of Texas. The excess supply, along with indications that the economy was strengthening, resulted in generally falling prices and rising yields for money market securities. The higher yields gave us an opportunity to replenish the Fund's position in fixed rate paper, as 14% of the Fund's fixed notes came due between June and September.

In addition to our preference for fixed rate notes, we also added to our holdings in tax-exempt commercial paper. We favored commercial paper because it provides greater flexibility to develop a desired maturity structure. Overall, we sought to generate a slightly longer-than-average portfolio maturity to help stabilize the Fund's yield, reduce its vulnerability to market shifts, and reduce the need to constantly reinvest assets in a low interest rate environment.


How would you characterize the portfolio's position at the close of the period?

We continue to take a moderately longer approach to the short-term municipal market. At the end of the period, the Fund's average portfolio maturity was in a range of 55 days - 60 days, compared to an average of 48 days for funds in our iMoneyNet group. We expect to continue to take advantage of opportunities to buy longer-dated fixed notes when available, to provide shareholders with added yield and to extend the Fund's average life. We also expect to add to our commercial paper holdings as conditions warrant.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



In the months ahead, we will continue to monitor developments in the national economy as well as the credit quality of the Fund's holdings. We intend to maintain our basic investment strategy while shifting the Fund's allocation between fixed and variable rate notes in what we believe are the best interests of our shareholders. We also will keep a watchful eye on the Federal Reserve Board's monetary policy. Although we have a stable outlook for short-term interest rates, we will be ready to respond with changes to our investment approach as needed.


Peter J. Hayes
Vice President and Portfolio Manager


October 9, 2003



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statement of Assets and Liabilities

As of September 30, 2003
Assets

               Investment in Master Tax-Exempt Trust, at value
               (identified cost--$9,413,813,816)                                                            $ 9,413,813,816
               Prepaid registration fees and other assets                                                           785,624
                                                                                                            ---------------
               Total assets                                                                                   9,414,599,440
                                                                                                            ---------------

Liabilities

               Payables:
                 Distributor                                                              $     2,537,668
                 Other affiliates                                                                 376,179
                 Administrator                                                                    259,367
                                                                                          ---------------
               Total liabilities                                                                                  3,173,214
                                                                                                            ---------------

Net Assets

               Net Assets                                                                                   $ 9,411,426,226
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $   941,290,956
               Paid-in capital in excess of par                                                               8,470,653,533
               Accumulated realized capital losses on investments from the Trust--net                             (518,263)
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 9,412,909,560
               shares of beneficial interest outstanding.                                                   $ 9,411,426,226
                                                                                                            ===============

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statement of Operations

For the Six Months Ended September 30, 2003
Investment Income from the Trust

               Net investment income allocated from the Trust:
                 Interest                                                                                   $    58,546,502
                 Expenses                                                                                       (7,579,353)
                                                                                                            ---------------
               Net investment income from the Trust                                                              50,967,149
                                                                                                            ---------------

Expenses

               Administration fees                                                        $    13,033,970
               Distribution fees                                                                6,492,596
               Transfer agent fees                                                                606,197
               Registration fees                                                                  257,163
               Printing and shareholder reports                                                    78,245
               Professional fees                                                                   51,947
               Custodian fees                                                                         413
               Other                                                                               17,795
                                                                                          ---------------

               Total expenses                                                                                    20,538,326
                                                                                                            ---------------
               Investment income--net                                                                            30,428,823
                                                                                                            ---------------

Realized Loss on Investments from the Trust--Net

               Realized loss on investments from the Trust--net                                                   (304,516)
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    30,124,307
                                                                                                            ===============

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statements of Changes in Net Assets
                                                                                            For the Six           For the
                                                                                            Months Ended         Year Ended
                                                                                           September 30,         March 31,
Increase (Decrease) in Net Assets:                                                              2003               2003++
Operations

               Investment income--net                                                     $    30,428,823   $    97,179,406
               Realized loss on investments and from the Trust--net                             (304,516)          (52,394)
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            30,124,307        97,127,012
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Dividends to shareholders from investment income--net                         (30,428,823)      (97,179,406)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:

               Net proceeds from sale of shares                                             6,799,797,096    32,237,106,470
               Value of shares issued to shareholders in reinvestment of dividends              9,991,763        97,182,443
                                                                                          ---------------   ---------------
               Total shares issued                                                          6,809,788,859    32,334,288,913
                                                                                          ---------------   ---------------
               Cost of shares redeemed                                                    (7,244,594,528)  (32,292,069,189)
               Shares redeemed in connection with the bulk transfer of
               WCMA shareholder assets                                                      (741,257,384)                --
                                                                                          ---------------   ---------------
               Total shares redeemed                                                      (7,985,851,912)  (32,292,069,189)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from beneficial
               interest transactions                                                      (1,176,063,053)      (42,219,724)
                                                                                          ---------------   ---------------

Net Assets

               Net increase (decrease) in net assets                                      (1,176,367,569)        42,167,330
               Beginning of period                                                         10,587,793,795    10,545,626,465
                                                                                          ---------------   ---------------
               End of period                                                              $ 9,411,426,226   $10,587,793,795
                                                                                          ===============   ===============

++On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Financial Highlights

The following per share data and ratios
have been derived from information                       For the Six
provided in the financial statements.                    Months Ended
                                                        September 30,            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                      2003      2003++++++       2002          2001          2000
Per Share Operating Performance

               Net asset value, beginning of period     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                        -----------   -----------   -----------   -----------   -----------
               Investment income--net                          --++           .01           .02           .03           .03
               Realized and unrealized gain (loss)
               on investments and from the Trust--net        --++++        --++++          --++          --++        --++++
                                                        -----------   -----------   -----------   -----------   -----------
               Total from investment operations                  --           .01           .02           .03           .03
                                                        -----------   -----------   -----------   -----------   -----------
               Less dividends from investment
               income--net                                   --++++         (.01)         (.02)         (.03)         (.03)
                                                        -----------   -----------   -----------   -----------   -----------
               Net asset value, end of period           $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                        ===========   ===========   ===========   ===========   ===========
               Total Investment Return                        .58%*          .93%         1.76%         3.51%         2.91%
                                                        ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

               Expenses                                    .54%*+++       .55%+++          .55%          .54%          .54%
                                                        ===========   ===========   ===========   ===========   ===========
               Investment income--net                         .58%*          .93%         1.78%         3.46%         2.87%
                                                        ===========   ===========   ===========   ===========   ===========

Supplemental Data

               Net assets, end of period
               (in thousands)                           $ 9,411,426   $10,587,794   $10,545,626   $10,379,038   $10,188,792
                                                        ===========   ===========   ===========   ===========   ===========

*Annualized.

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

++++++On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

+++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Notes to Financial Statements


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2003 was approximately 92.8%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Notes to Financial Statements (concluded)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On March 31, 2003, the Fund had a net capital loss carryforward of $216,368, of which $72,081 expires in 2008 and $144,287 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments                                                       Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Alabama--2.5%    $  50,755   Alabama Special Care Facilities Financing Authority, Mobile Revenue
                             Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.10%
                             due 11/15/2039 (h)                                                                 $    50,755
                    38,400   Birmingham, Alabama, Special Care Facilities, Financing Authority,
                             Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.03% due
                             11/15/2039 (h)                                                                          38,400
                    27,765   Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds,
                             FLOATS, Series 593, 1.20% due 8/15/2008 (g)(h)                                          27,765
                    12,700   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                             Refunding Bonds (Presbyterian), VRDN, Series B, 1.13% due 8/15/2023 (a)(h)              12,700
                     4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water Revenue Bonds, VRDN, Class A,
                             Series 2002-6009, 1.15% due 1/01/2043 (h)                                                4,255
                             Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                             VRDN, Series 2002 (h):
                     7,835     Class 6015, 1.15% due 2/01/2032                                                        7,835
                     3,000     Class 6016, 1.15% due 2/01/2038                                                        3,000
                             Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN (h):
                    20,000     Series C-6, 1.10% due 2/01/2040                                                       20,000
                    39,500     Sub-Series B-7, 1.08% due 2/01/2042 (i)                                               39,500
                             Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                             Corporation Project), VRDN, AMT (h):
                    25,000     1.13% due 1/01/2031                                                                   25,000
                    18,000     Series B, 1.13% due 4/01/2033                                                         18,000
                     6,300   Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                             (Mead Corporation  Project), VRDN, AMT, Series C, 1.13% due 11/01/2033 (h)               6,300

Alaska--0.5%        16,000   Valdez, Alaska, Marine Terminal Revenue Bonds (Arco Transportation Project),
                             Series B, 2% due 1/01/2004                                                              16,020
                             Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                    14,500     (Phillips Petroleum Company Project), Series A, 2% due 1/01/2004                      14,518
                    15,000     (Phillips Petroleum Company Project), Series C, 2% due 1/01/2004                      15,019
                     5,500     (Phillips Transaction Inc. Project), 1.50% due 5/01/2004                               5,500

Arizona--1.7%       45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                             1.10% due 12/15/2018 (h)                                                                45,200
                    10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds,
                             VRDN, AMT, Series A, 1.15% due 3/01/2015 (f)(h)                                         10,200
                             Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds (h):
                    28,556     FLOATS, AMT, Series 707, 1.21% due 12/01/2036                                         28,555
                    44,296     VRDN, Series B, 1.17% due 12/01/2037                                                  44,296
                     8,015     VRDN, Series R-1A, 1.17% due 12/01/2004                                                8,015
                    13,620     VRDN, Series R-2A, 1.17% due 12/01/2003                                               13,620
                    21,112   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, Series A, 1.131% due
                             5/01/2006 (h)                                                                           21,112



Portfolio Abbreviations for Master Tax-Exempt Trust


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Extendible Receipt Liquidity
             Option Tender Securities
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
RAN          Revenue Anticipation Notes
RAW          Revenue Anticipation Warrants
ROCS         Reset Option Certificates
S/F          Single-Family
TAN          Tax Anticipation Notes
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Arkansas--1.6%   $   7,000   Arkansas State Development Finance Authority, Environmental Facilities
                             Revenue Bonds (Teris LLC Project), VRDN, AMT, 1.15% due 3/01/2021 (h)              $     7,000
                     7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                             (Chapelridge Benton Project), VRDN, AMT, Series C, 1.23% due 6/01/2032 (h)               7,800
                    69,239   Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
                             FLOATS, AMT, Series 708, 1.21% due 9/01/2004 (h)                                        69,239
                    11,250   Clark County, Arkansas, Solid Waste Disposal Revenue Refunding Bonds
                             (Alcoa Inc. Project), VRDN, AMT, 1.58% due 8/01/2022 (h)                                11,250
                    40,000   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                             Bonds (Baptist Health), VRDN, Series B, 1.12% due 12/01/2021 (f)(h)                     40,000
                    22,000   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A,
                             1.18% due 3/01/2007 (c)(h)                                                              22,000
                     7,530   Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue
                             Refunding Bonds (Waterford Apartments), VRDN, AMT, 1.23% due 7/01/2032 (h)               7,530

California--7.6%     6,250   California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                             Series 591, 1.13% due 3/01/2014 (f)(h)                                                   6,250
                             California Pollution Control Financing Authority, PCR, Refunding (Pacific
                             Gas and Electric), VRDN (h):
                     4,300     AMT, Series B, 1.18% due 11/01/2026                                                    4,300
                     6,625     Series C, 1.18% due 11/01/2026                                                         6,625
                    65,000     Series E, 1.13% due 11/01/2026                                                        65,000
                     9,045     Series F, 1.13% due 11/01/2026                                                         9,045
                             California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue
                    27,840   Refunding Bonds, VRDN, AMT, 1.123% due 7/25/2004 (h)                                    27,840
                             California State Department of Water Resources, Power Supply Revenue Bonds,
                             VRDN (h):
                    25,000     Series C-4, 1.07% due 5/01/2022                                                       25,000
                   107,000     Series C-13, 1.05% due 5/01/2022 (e)                                                 107,000
                    10,000   California State, GO, MERLOTS, Series B-45, 1.09% due 10/01/2029 (h)                    10,000
                   457,000   California State, RAW, Series A, 2% due 6/16/2004                                      459,862
                    26,135   Santa Cruz County, California, Board of Education, GO, TRAN, 1.75% due 7/01/2004        26,281
                    25,065   West Basin, California, Municipal Water District Revenue Bonds, COP
                             (Phase II--Recycled Water Project), VRDN, Series B, 1.15% due 8/01/2027 (h)             25,065

Colorado--2.3%       7,880   Adams County, Colorado, School District Number 012, GO, ROCS, Series II-R-1045,
                             1.15% due 12/15/2022 (e)(h)                                                              7,880
                     3,250   Colorado Department of Transportation Revenue Bonds, ROCS, Series II-R-4046,
                             1.15% due 12/15/2016 (a)(h)                                                              3,250
                    10,265   Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS,
                             Series 318, 1.16% due 6/15/2015 (f)(h)                                                  10,265
                     6,060   Colorado School Mines Development Corporation Revenue Bonds, VRDN, 1.20%
                             due 9/01/2026 (h)                                                                        6,060
                    95,000   Colorado State, Education Loan Program, TRAN, 1.75% due 8/09/2004                       95,565
                             Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (h):
                    10,025     Series F, 1.15% due 11/15/2025                                                        10,025
                     4,750     Series G, 1.15% due 11/15/2025                                                         4,750
                             Denver, Colorado, City and County Airport, Revenue Refunding Bonds, AMT (h):
                     5,975     MERLOTS, Series A61, 1.20% due 11/15/2012 (b)                                          5,975
                    20,000     VRDN, Series C, 1.15% due 11/15/2025                                                  20,000
                     7,636   El Paso County, Colorado, S/F Mortgage Revenue Refunding Bonds, VRDN,
                             Series A, 1.09% due 5/25/2004 (h)                                                        7,636
                     6,500   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
                             VRDN, AMT, Series B, 1.25% due 4/01/2014 (h)                                             6,500
                    53,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                             VRDN, Sub-Lien, Series S-1, 1.10% due 6/01/2018 (h)                                     53,200

Connecticut--0.4%   24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.08%
                             due 11/15/2004 (h)                                                                      24,750
                    12,500   New Haven, Connecticut, BAN, 1.75% due 1/30/2004                                        12,531

Delaware--1.2%               Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection),
                             VRDN (a)(h):
                    59,050     Series B, 1.05% due 12/01/2015                                                        59,050
                    60,000     Series C, 1.05% due 12/01/2015                                                        60,000
                     6,580   Delaware State, EDA, Revenue Refunding Bonds (Exempt Facilities--Delmarva),
                             VRDN, Series A, 1.35% due 7/01/2024 (h)                                                  6,580



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
District of                  District of Columbia, GO, Refunding, VRDN (h):
Columbia--0.6%   $  17,350     MSTR, Series SGA-62, 1.23% due 6/01/2017 (a)                                     $    17,350
                    13,810     Series C, 1.10% due 6/01/2026 (b)                                                     13,810
                     9,295   District of Columbia, HFA, S/F Mortgage Revenue Bonds, VRDN, 1.10% due
                             12/24/2003 (h)                                                                           9,295
                    18,795   District of Columbia, Hospital Revenue Bonds, FLOATS, Series 712, 1.21% due
                             7/15/2019 (h)                                                                           18,795

Florida--3.1%       22,206   Bay County, Florida, HFA, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 695,
                             1.28% due 6/01/2004 (h)                                                                 22,206
                    13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                             MSTR, VRDN, Series SGA-38, 1.14% due 9/01/2021 (f)(h)                                   13,885
                    33,565   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B,
                             1.25% due 12/01/2032 (h)                                                                33,565
                    20,700   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 1.10% due
                             10/05/2022 (b)(h)                                                                       20,700
                     5,000   Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                             VRDN, AMT, Series 1, 1.23% due 11/15/2035 (h)                                            5,000
                             Florida State Board of Education (h):
                     5,000     Capital Outlay, GO, FLOATS, Series 557, 1.14% due 1/01/2004                            5,000
                     8,000     GO, MSTR, VRDN, Series SGA-139, 1.14% due 6/01/2032 (f)                                8,000
                     2,890     Lottery Revenue Bonds, ROCS, Series II-R-4521, 1.15% due 7/01/2020 (b)                 2,890
                    11,677   Florida State Department of Environmental Protection, Preservation Revenue
                             Bonds, FLOATS, Series 722, 1.14% due 7/01/2022 (b)(h)                                   11,677
                       845   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E, 1.10%
                             due 12/01/2020 (b)(h)                                                                      845
                     6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                             Refunding Bonds (Adventist Health System), VRDN, Series C, 1.31% due
                             11/15/2021 (h)                                                                           6,000
                     4,000   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                             MERLOTS, AMT, Series A18, 1.20% due 10/01/2013 (f)(h)                                    4,000
                     4,610   Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, Series B26, 1.15%
                             due 10/01/2027 (f)(h)                                                                    4,610
                    12,300   Jea, Florida, Water and Sewer System Revenue Refunding Bonds, VRDN, Series B,
                             1.07% due 10/01/2036 (h)(i)                                                             12,300
                    19,100   Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 1.10% due
                             10/01/2035 (h)                                                                          19,100
                     2,950   Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds
                             (Memorial Health System), VRDN, Series B, 1.17% due 4/01/2027 (h)                        2,950
                    32,100   Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                             VRDN, 1.15% due 7/15/2022 (h)                                                           32,100
                             Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS (h):
                    16,583     Series 532, 1.15% due 11/15/2015 (a)                                                  16,583
                    19,295     Series 830, 1.14% due 11/15/2022 (e)                                                  19,295
                             Orlando and Orange County, Florida, Expressway Authority, Expressway Revenue
                             Refunding Bonds, VRDN (e)(h):
                    20,000     Series C2, 1.05% due 7/01/2025                                                        20,000
                    15,000     Series C3, 1.05% due 7/01/2025                                                        15,000
                     7,000   Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds,
                             ROCS, Series II-R-4027, 1.15% due 10/01/2023 (f)(h)                                      7,000
                    32,000   Saint Lucie County, Florida, PCR, Refunding (Florida Power and Light Company
                             Project), VRDN, 1.17% due 9/01/2028 (h)                                                 32,000

Georgia--3.7%       16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                             VRDN, Second Series, 1.20% due 12/01/2018 (h)                                           16,300
                   120,000   Atlanta, Georgia, Airport Revenue Bonds, BAN, 2.25% due 10/30/2003                     120,024
                             Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(h):
                    26,710     Series B-2, 1.08% due 1/01/2030                                                       26,710
                    21,710     Series C-3, 1.10% due 1/01/2030                                                       21,710
                             Atlanta, Georgia, Urban Residential Finance Authority, S/F Mortgage Revenue
                             Bonds, VRDN (h):
                     1,555     Series NT-R-1A, 1.17% due 12/01/2003                                                   1,555
                     6,195     Series R-3A, 1.17% due 12/01/2004                                                      6,195
                     3,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, MSTR, VRDN, SGA-145,
                             1.14% due 11/01/2033 (f)(h)                                                              3,000
                     8,000   Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN,
                             Series SGS-140, 1.14% due 10/01/2032 (e)(h)                                              8,000



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Georgia          $  12,200   Burke County, Georgia, Development Authority, PCR, Refunding (Georgia Power
(concluded)                  Corporation Plant Vogtle), First Series, 1.25% due 3/25/2004                       $    12,200
                    10,135   Clayton County, Georgia, Development Authority, Special Facilities Revenue
                             Bonds (Delta Air Lines Project), VRDN, Series A, 1.12% due 6/01/2029 (h)                10,135
                     7,000   Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield
                             Academy Inc. Project), VRDN, 1.05% due 7/01/2025 (h)                                     7,000
                    20,470   DeKalb County, Georgia, School District, GO, TAN, Series 2002-2007, 2%
                             due 12/31/2003                                                                          20,515
                    10,585   Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 1.15%
                             due 11/01/2017 (h)                                                                      10,585
                    15,000   Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.25%
                             due 12/01/2034 (h)                                                                      15,000
                     6,815   Georgia Municipal Electric Authority, Power Revenue Bonds, VRDN, Series D,
                             1.16% due 1/01/2017 (h)                                                                  6,815
                     7,000   Georgia State Road and Thruway Authority Revenue Bonds, ROCS, Series II-R-216,
                             1.15% due 3/01/2019 (h)                                                                  7,000
                    85,000   Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                             2% due 12/29/2003                                                                       85,187
                    15,995   Municipal Securities Trust Certificates Revenue Bonds, Atlanta, Georgia
                             Wastewater, VRDN, AMT, Series 2002-186, Class A, 1.14% due 2/25/2021 (f)(h)             15,995

Hawaii--1.2%         7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.15% due
                             7/01/2011 (h)                                                                            7,930
                             Hawaii State, GO (h):
                     7,220     FLOATS, Series 605, 1.14% due 8/01/2015 (b)                                            7,220
                    28,740     VRDN, Series II-R-126, 1.15% due 1/01/2005 (g)                                        28,740
                             Honolulu, Hawaii, City and County, GO, Refunding, VRDN, Series C (b)(h):
                    16,700     1.30% due 12/01/2012                                                                  16,700
                    16,600     1.30% due 12/01/2017                                                                  16,600
                     4,100     1.30% due 12/01/2019                                                                   4,100
                    19,000   Honolulu, Hawaii, City and County M/F Housing Revenue Bonds (Moanalua
                             Hillside Apartments), VRDN, AMT, 1.15% due 9/15/2032 (h)                                19,000

Illinois--8.0%      14,285   ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN,
                             Series 2001-31, 1.18% due 1/01/2009 (b)(h)                                              14,285
                             Aurora, Illinois, Kane and DuPage Counties and Springfield, Illinois,
                             Single Mortgage Revenue Bonds (h):
                       635     FLOATS, AMT, Series 789, 1.20% due 4/03/2006                                             635
                    58,630     VRDN, Series A, 1.202% due 4/01/2004                                                  58,630
                    34,500     VRDN, AMT, Series A-2, 1.205% due 4/01/2004                                           34,500
                    13,710   Chicago, Illinois, GO, VRDN, Series B, 1.05% due 1/01/2012                              13,710
                             Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT (f)(h):
                    53,000     Series A, 1.15% due 1/01/2029                                                         53,000
                    10,000     Series B, 1.15% due 1/01/2029                                                         10,000
                     5,845   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS,
                             Series II-R-2021, 1.15% due 1/01/2020 (a)(h)                                             5,845
                     2,700   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, AMT,
                             Series II-R-239, 1.20% due 1/01/2022 (e)(h)                                              2,700
                    14,300   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                             Bonds (Compagnie Nationale--Air France), VRDN, AMT, 1.15% due 5/01/2018 (h)             14,300
                     6,810   Chicago, Illinois, Park District, GO, Refunding, ROCS, Series II-R-4002,
                             1.15% due 1/01/2023 (b)(h)                                                               6,810
                    26,100   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A, 1.18%
                             due 6/01/2005 (h)                                                                       26,100
                    11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                             1.15% due 12/01/2026 (h)                                                                11,000
                             Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Class 1301 (h):
                    14,380     Series 95, 1.15% due 1/01/2024                                                        14,380
                     9,900     Series 98, 1.15% due 1/01/2017                                                         9,900
                     5,000   Eagle Tax-Exempt Trust, Chicago, Illinois, Metropolitan Pier and Exposition
                             Center, VRDN, Class A, Series 2002-6001, 1.15% due 12/15/2028 (f)(h)                     5,000
                    30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303,
                             1.15% due 11/15/2025 (h)                                                                30,000
                             Eagle Tax-Exempt Trust, Illinois, GO, VRDN (h):
                    11,000     Series 01, Class 1307, 1.15% due 11/01/2022                                           11,000
                    11,100     Series 02, Class 1302, 1.15% due 2/01/2027                                            11,100
                    14,355   Eagle Tax-Exempt Trust, Illinois, Metropolitan Expo Center, VRDN, Series 98,
                             Class 1306, 1.15% due 6/15/2029 (h)                                                     14,355
                    12,625   Illinois Development Finance Authority, Revenue Refunding Bonds (Provena Health),
                             VRDN, Series C, 1.05% due 5/01/2028 (h)                                                 12,625



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Illinois         $   5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding
(concluded)                  Bonds (Illinois American Water Company), VRDN, AMT, 1.20% due 3/01/2032 (f)(h)     $     5,000
                             Illinois Educational Facilities Authority Revenue Bonds, VRDN (h):
                     8,450     (The Art Institute of Chicago), 1.15% due 3/01/2027                                    8,450
                     4,500     (The Art Institute of Chicago), 1.15% due 3/01/2034                                    4,500
                     4,800     (Chicago Historical Society), 1.10% due 12/01/2025                                     4,800
                             Illinois Educational Facilities Authority, Revenue Refunding Bonds, VRDN (h):
                    28,800     (The Art Institute of Chicago), 1.15% due 3/01/2027                                   28,800
                    17,800     (Northwestern University), 1.10% due 12/01/2025                                       17,800
                             Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN,
                             AMT (h):
                     6,300     Series A, 1.18% due 5/01/2037                                                          6,300
                       450     Series B, 1.28% due 5/01/2037                                                            450
                             Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                             VRDN (h):
                    40,000     Series B, 1.10% due 8/01/2020                                                         40,000
                     7,000     Series F, 1.10% due 8/01/2015                                                          7,000
                             Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (h):
                    18,325     (Little Company of Mary Hospital), Series A, 1.17% due 8/15/2021 (f)                  18,325
                     5,700     (Resurrection Health Care), Series A, 1.15% due 5/15/2029 (e)                          5,700
                    16,700     (Resurrection Health Care), Series B, 1.07% due 5/15/2029 (e)                         16,700
                     2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 1.18% due
                             12/15/2020 (h)                                                                           2,940
                    18,815   Illinois State, FLOATS, Series SG-60, 1.13% due 8/01/2019 (h)                           18,815
                     9,000   Illinois State, GO, MERLOTS, Series B04, 1.15% due 12/01/2024 (e)(f)(h)                  9,000
                             Illinois State, GO, Refunding (f)(h):
                    16,735     FLOATS, Series 743D, 1.14% due 8/01/2015                                              16,735
                     5,955     MERLOTS, Series A49, 1.15% due 8/01/2013                                               5,955
                             Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN (h):
                     4,400     AMT, Series A, 1.10% due 3/01/2006                                                     4,400
                    16,605     1.11% due 9/01/2034                                                                   16,605
                             Municipal Securities Trust Certificates, GO, VRDN, Class A (b)(h):
                    29,085     Series 2001-145, 1.14% due 11/15/2029                                                 29,085
                    33,895     Series 2002-191, 1.19% due 3/18/2019                                                  33,895
                    29,950   Municipal Securities Trust Certificates Revenue Bonds, Chicago O'Hare Airport,
                             Illinois, VRDN, AMT, Series 2001-151, Class A, 1.18% due 6/30/2015 (a)(h)               29,950
                    31,615   Municipal Securities Trust Certificates Revenue Bonds, Metro Pier & Expo
                             Authority, Illinois, VRDN, Series 2001-157, Class A, 1.14% due 10/05/2017 (b)(h)        31,615
                    21,350   Regional Transportation Authority, Illinois FLOATS, Series SG-82, 1.13%
                             due 6/01/2025 (h)                                                                       21,350
                             Regional Transportation Authority, Illinois, GO, MERLOTS (h):
                    19,945     Series A24, 1.15% due 7/01/2032 (f)                                                   19,945
                     4,980     Series A41, 1.15% due 6/01/2017 (b)                                                    4,980
                     5,190   Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, Series B-15,
                             1.15% due 6/01/2027 (f)(h)                                                               5,190
                    33,175   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                             Series 818-D, 1.14% due 7/01/2033 (b)(h)                                                33,175
                     7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical Company
                             Project), VRDN, AMT, 1.20% due 3/01/2028 (h)                                             7,000

Indiana--5.2%       10,000   ABN Amro Munitops Certificates Trust, South Bird, Indiana, VRDN, Series 1998-5,
                             1.18% due 4/05/2006 (e)(h)                                                              10,000
                    13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 1.15% due
                             10/01/2037 (h)                                                                          13,000
                             Indiana Bond Bank Revenue Bonds:
                   107,600     Advance Funding Program Notes, Series A, 2% due 1/27/2004 (a)                        107,912
                     5,875     FLOATS, Series 670, 1.14% due 10/01/2022 (f)(h)                                        5,875
                             Indiana Bond Bank, Special Program Notes, Series A:
                     1,600     1.60% due 1/06/2004                                                                    1,600
                    17,400     2% due 1/06/2004                                                                      17,435
                             Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (h):
                    82,200     (Clarian Health Obligation Group), Series C, 1.10% due 3/01/2030                      82,200
                    11,000     (Clarian Health Partners), Series H, 1.10% due 3/01/2033                              11,000
                    15,000     (Community Hospitals Project), Series A, 1.15% due 7/01/2027                          15,000



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Indiana                      Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
(concluded)                  Bonds (Clarian Health Partners), VRDN (h):
                 $  51,800     Series B, 1.10% due 2/15/2026                                                    $    51,800
                    50,800     Series C, 1.10% due 2/15/2026                                                         50,800
                     1,650   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                             Designated Pool), VRDN, 1.05% due 1/01/2012 (h)                                          1,650
                    41,330   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue Bonds,
                             VRDN, AMT, Series B, 1.10% due 12/01/2014 (a)(h)                                        41,330
                    15,830   Indiana State HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series E-2, 1.40%
                             due 1/01/2034 (h)                                                                       15,830
                    24,000   Indianapolis, Indiana, Citizens Gas and Coke Company, CP, 0.90% due 10/02/2003          24,000
                    34,995   Municipal Securities Trust Certificates Revenue Bonds, Indianapolis Local
                             Public Improvement, VRDN, Series 2002-192, Class A, 1.14% due 6/18/2014 (f)(h)          34,995
                     2,100   Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North
                             America Project), VRDN, AMT, 1.20% due 7/01/2035 (h)                                     2,100
                    10,000   Whiting, Indiana, Environmental Facilities, Revenue Refunding Bonds
                             (BP Products Project), VRDN, AMT, Series C, 1.20% due 7/01/2034 (h)                     10,000
                             Whiting, Indiana, Industrial Sewer and Solid Waste Disposal, Revenue Refunding
                             Bonds (Amoco Oil Company Project), VRDN, AMT (h):
                     7,600     1.20% due 1/01/2026                                                                    7,600
                     9,900     1.20% due 1/01/2026                                                                    9,900

Iowa--0.2%          14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN,
                             AMT, Series B, 1.10% due 12/01/2013 (a)(h)                                              14,500
                    10,000   Louisa County, Iowa, PCR, Refunding (Iowa--Illinois Gas and Electric), VRDN,
                             Series A, 1.20% due 9/01/2016 (h)                                                       10,000

Kansas--0.4%         9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
                             Refining and Marketing), VRDN, AMT, Series A, 1.20% due 8/01/2024 (h)                    9,100
                    16,800   Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                             (Stormont--Vail), VRDN, Series M, 1.20% due 11/15/2023 (f)(h)                           16,800
                    13,000   Kansas State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
                             Series 361, 1.05% due 3/01/2011 (a)(h)                                                  13,000

Kentucky--2.2%      12,195   ABN Amro Munitops Certificates Trust, Lexington, Kentucky, GO, VRDN,
                             Series 2001-37, 1.18% due 2/01/2010 (b)(h)                                              12,195
                     2,500   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                             Chemicals Project),  VRDN, AMT, 1.26% due 6/01/2021 (h)                                  2,500
                    20,930   Carroll County, Kentucky, PCR (Utility Co. Project), Series A, CP, 1.05%
                             due 10/30/2003                                                                          20,930
                             Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott
                             Paper Company Project),VRDN, AMT (h):
                    44,100     Series A, 1.20% due 12/01/2023                                                        44,100
                    26,200     Series B, 1.20% due 12/01/2023                                                        26,200
                    26,000   Jefferson County, Kentucky, PCR, CP, 1% due 10/06/2003                                  26,000
                    26,800   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds
                             (Airis Cincinnati LLC), VRDN, AMT, Series A, 1.15% due 7/01/2032 (h)                    26,800
                     2,200   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                             Bonds (Delta Airlines Inc.), VRDN, Series B, 1.12% due 10/01/2030 (h)                    2,200
                     5,900   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                             FLOATS, Series 575, 1.14% due 2/01/2017 (e)(h)                                           5,900
                    36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds,
                             FLOATS, Series 488, 1.14% due 7/01/2007 (e)(h)                                          36,475
                    16,000   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                             Sewer and Drain System Revenue Refunding Bonds, VRDN, Series B, 1.07% due
                             5/15/2023 (e)(h)                                                                        16,000

Louisiana--3.1%     17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
                             AMT, 1.25% due 3/01/2025(h)                                                             17,700
                    31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                             (Citgo Petroleum Corp.), VRDN, AMT, 1.22% due 3/01/2025 (h)                             31,500
                    31,845   East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds
                             (Conventional Program Notes), Series A-R-4, 1.16% due 3/10/2005                         31,845
                    25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                             Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 1.10% due
                             1/01/2028 (e)(h)                                                                        25,000



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Louisiana                    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds:
(concluded)      $  16,824     1.156% due 5/28/2004                                                             $    16,824
                     8,000     VRDN, AMT, 1.156% due 5/28/2004 (h)                                                    8,000
                     6,000   Louisiana Local Government, Environmental Facilities, Community Development
                             Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                             1.28% due 12/01/2037 (h)                                                                 6,000
                             Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                             Facilities Loan Program), VRDN (h):
                     9,325     Series B, 1.16% due 7/01/2023                                                          9,325
                    10,440     Series B, 1.16% due 7/01/2023                                                         10,440
                    15,620     Series C, 1.18% due 7/01/2024                                                         15,620
                             Louisiana State GO (b)(h):
                     2,845     FLOATS, Series 667, 1.18% due 4/01/2019                                                2,845
                     3,000     ROCS, Series II-R-4017, 1.15% due 5/01/2023                                            3,000
                     8,175   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                             ROCS, Series II-R-4038, 1.15% due 7/15/2023 (a)(h)                                       8,175
                    21,557   New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding
                             Bonds, VRDN, Series C, 1.174% due 6/01/2042 (h)                                         21,557
                    15,000   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration & Oil),
                             VRDN, AMT, 1.20% due 10/01/2024 (h)                                                     15,000
                     4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                             VRDN, 1.10% due 6/01/2005 (h)                                                            4,400
                             Saint Charles Parish, Louisiana, PCR, VRDN, AMT (h):
                    48,700     (Shell Oil Company--Norco Project), 1.20% due 11/01/2021                              48,700
                    15,100     (Shell Oil Company--Norco Project), 1.20% due 9/01/2023                               15,100
                    21,000     (Shell Oil Company Project), Series A, 1.20% due 10/01/2022                           21,000
                     4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                             Petroleum), VRDN, 1.05% due 7/01/2018 (h)                                                4,400

Maryland--0.8%       5,345   Anne Arundel County, Maryland, Pollution Revenue Bonds (Baltimore Gas and
                             Electric Company), VRDN, 1.23% due 7/01/2004 (h)                                         5,345
                    35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                             FLOATS, 0.95% due 10/14/2011 (h)                                                        35,700
                             Maryland State Community Development Administration, Department of Housing
                             and Community Development, Residential Revenue Refunding Bonds:
                    19,760     AMT, Series E, 1.25% due 12/18/2003                                                   19,760
                    20,000     Series D, 1.20% due 12/18/2003                                                        20,000

Massachusetts--     10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
0.7%                         Class 2101, 1.08% due 6/15/2033 (h)                                                     10,000
                    29,918   Massachusetts State, GO, Refunding, FLOATS, Series 716D, 1.08% due
                             8/01/2018 (f)(h)                                                                        29,918
                    24,130   Millbury, Massachusetts, GO, BAN, Series B, 1.50% due 1/23/2004                         24,157
                     7,500   New Bedford, Massachusetts, GO, RAN, 1.75% due 6/30/2004                                 7,537

Michigan--2.6%      15,000   ABN Amro Munitops Certificates Trust, Michigan, GO, Series 2002-29, 1.05% due
                             11/01/2010 (b)                                                                          15,000
                             Detroit Michigan, City School District (h):
                     4,615     GO, VRDN, Series A, 1.16% due 5/01/2029 (e)                                            4,615
                    46,715     MERLOTS, Series A-113, 1.15% due 5/01/2029                                            46,715
                     9,755   Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN,
                             SGB 47-A, 1.15% due 7/01/2028 (e)(h)                                                     9,755
                             Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                             (Spectrum Health), VRDN (f)(h):
                    24,200     Series B, 1.10% due 1/15/2026                                                         24,200
                    16,800     Series C, 1.10% due 1/15/2026                                                         16,800
                             Michigan Municipal Bond Authority Revenue Bonds:
                    11,000     Series B-1, 2% due 8/20/2004                                                          11,095
                    24,000     Series B-2, 2% due 8/23/2004                                                          24,207
                    22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                             Series K, 1.15% due 11/15/2023 (f)(h)                                                   22,000
                    16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                             State Hospital), VRDN, Series 1997-24, Class A, 1.14% due 12/01/2005 (e)(h)             16,505
                    76,920   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                             Wayne County), VRDN, AMT, Series A, 1.10% due 12/01/2032 (b)(h)                         76,920



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Minnesota--1.1%  $  24,950   City of Rochester, Minnesota, Series 2001 C, CP, 0.95% due 10/01/2003              $    24,950
                     5,000   Minnesota Rural Water Finance Authority, Public Projects Construction Notes,
                             Series A, 1.75% due 12/15/2003                                                           5,007
                    81,000   Rochester, Minnesota, Health Care Facilities Revenue Bonds, CP, 1.03% due 1
                             0/06/2003                                                                               81,000

Mississippi--1.5%    7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                             (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.20% due 12/15/2024 (h)                       7,000
                    26,705   Jackson County, Mississippi, Port Facility Revenue Refunding Bonds (Chevron
                             U.S.A. Inc. Project), VRDN, 1.15% due 6/01/2023 (h)                                     26,705
                     7,100   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal
                             Revenue Bonds (Mississippi Power Company Project), VRDN, AMT, 1.20% due
                             7/01/2025 (h)                                                                            7,100
                     3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                             Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 1.20%
                             due 5/01/2028 (h)                                                                        3,520
                    12,500   Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 1.18%
                             due 10/01/2007 (h)                                                                      12,500
                    46,565   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 714,
                             1.21% due 10/03/2005 (h)                                                                46,565
                             Mississippi Hospital Equipment and Facilities Authority Revenue Bonds, VRDN (h):
                    18,700     (Baptist Memorial Hospital Project), 1.11% due 5/01/2021                              18,700
                    25,900     (Mississippi Baptist Medical Center), 1.12% due 7/01/2012                             25,900

Missouri--0.9%      40,000   Lees Summit, Missouri, M/F Housing Revenue Bonds (Affordable Housing Acquisition),
                             VRDN, Series A, 1.34% due 7/01/2046 (h)                                                 40,000
                    37,800   Missouri Higher Education Loan Authority, Student Loan Revenue Bonds, VRDN,
                             AMT, Series B, 1.10% due 6/01/2020 (h)                                                  37,800
                    10,630   Missouri-Illinois Bi-State Development Agency, Metropolitan District Revenue
                             Bonds, PUTTERS, Series 311, 1.16% due 10/01/2013 (h)                                    10,630

Nebraska--1.1%      41,350   Lincoln, Nebraska, Electric System Revenue Bonds, CP, 0.90% due 10/08/2003              41,350
                     4,995   Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 1.20% due
                             6/01/2013 (f)(h)                                                                         4,995
                    37,400   Nebraska Public Power District Revenue Bonds, CP, 0.92% due 10/07/2003                  37,400
                     4,995   Nebraska Public Power District, Revenue Refunding Bonds, ROCS, Series II-R-209,
                             1.15% due 1/01/2012 (f)(h)                                                               4,995
                    24,750   Omaha, Nebraska, Public Power District, Electric Revenue Bonds, CP, 0.90% due
                             10/14/2003                                                                              24,750

Nevada--1.7%        29,185   ABN Amro Munitops Certificates Trust, Clark County, Nevada Airport, VRDN,
                             Series 1999-15, 1.18% due 1/02/2008 (f)(h)                                              29,185
                    71,780   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                             Series A, 1.10% due 7/01/2012 (f)(h)                                                    71,780
                     3,835   Clark County, Nevada, GO, ROCS, Series II-R-4012, 1.20% due 7/01/2023 (a)(h)             3,835
                    12,500   Clark County, Nevada, IDR (Southwest Gas Corporation Project), VRDN, AMT,
                             Series B, 1.20% due 3/01/2038 (h)                                                       12,500
                     9,060   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, Series B-10,
                             1.15% due 6/01/2024 (f)(h)                                                               9,060
                     6,705   Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN,
                             AMT, Series B, 1.35% due 5/01/2028 (h)                                                   6,705
                     7,345   Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012, 1.15%
                             due 6/01/2020 (b)(h)                                                                     7,345

New Hampshire--      2,640   Manchester, New Hampshire, School Facilities Revenue Bonds, ROCS,
0.5%                         Series II-R-5018, 1.15% due 6/01/2022 (f)(h)                                             2,640
                    30,000   New Hampshire Health and Educational Facilities Authority, Revenue Refunding
                             Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 1.05% due 8/01/2031 (e)(h)      30,000
                     5,475   New Hampshire Higher Educational and Health Facilities Authority Revenue
                             Refunding Bonds, FLOATS, Series 772, 1.14% due 1/01/2017 (b)(h)                          5,475
                     7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
                             Refunding Bonds (Wheelabrator), VRDN, Series A, 1.10% due 1/01/2018 (h)                  7,415

New Jersey--        15,000   Bayonne, New Jersey, GO, TAN, 2.50% due 10/22/2003                                      15,009
1.4%                90,000   New Jersey State, TRAN, Series 2004-A, 2% due 6/25/2004                                 90,637
                    25,000   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                             1.08% due 1/01/2024 (e)(h)                                                              25,000
                    12,510   Union County Improvement Authority, Mortgage Revenue Bonds (Cedar Glen Housing
                             Corporation), VRDN, AMT, Series A, 1.10% due 12/15/2034 (h)                             12,510



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
New Mexico--0.3%  $ 30,000   Bernalillo County, New Mexico, GO, TRAN, Series A, 2% due 12/15/2003               $    30,051

New York--6.2%      19,720   Babylon, New York, IDA, Residential Recovery Revenue Refunding Bonds
                             (Ogden Martin Project), VRDN, 1.15% due 1/01/2019 (e)(h)                                19,720
                    15,000   Binghamton, New York, GO, Refunding, BAN, 2% due 9/24/2004                              15,133
                    35,000   Buffalo, New York, GO, RAN, Series A, 2.75% due 7/29/2004                               35,481
                    10,000   Central Islip, New York, Union Free School District, GO, TAN, 1.50% due
                             6/25/2004                                                                               10,041
                    24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN, Series 98,
                             Class 3202, 1.11% due 7/01/2023 (h)                                                     24,700
                     9,100   Elmont, New York, Union Free School district, GO, TAN, 1.50% due 6/29/2004               9,117
                    19,000   Freeport, New York, GO, Refunding, BAN, Series A, 1.75% due 1/22/2004                   19,026
                     9,000   Kings Park, New York, Central School District, GO, TAN, 1.25% due 6/29/2004              9,011
                    13,000   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                             Series H, 1.05% due 12/01/2029 (e)(h)                                                   13,000
                   130,200   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                             Refunding Bonds, VRDN, Series B, 1.07% due 11/01/2022 (e)(h)                           130,200
                    14,835   Metropolitan Transportation Authority, New York, Service Contract Revenue
                             Refunding Bonds, FLOATS, Series 741, 1.10% due 1/01/2017 (f)(h)                         14,835
                    25,000   Monroe County, New York, GO, RAN, 1.75% due 4/15/2004                                   25,080
                    17,600   Monroe County, New York, Public Improvement, GO, BAN, 2% due 12/19/2003                 17,631
                             Municipal Securities Trust Certificates Revenue Bonds, VRDN (h):
                    26,045     AMT, Series 2000-93, Class A, 1.18% due 10/04/2012 (a)                                26,045
                    13,995     Series 2002-202, Class A, 1.10% due 10/21/2010 (b)                                    13,995
                    21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                             Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.11% due
                             6/15/2024 (e)(h)                                                                        21,500
                    63,000   New York City, New York, City Transitional Finance Authority, BAN, Refunding,
                             Series 2, 2% due 2/19/2004                                                              63,225
                     1,144   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                             Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-H, 1.10% due
                             11/01/2022 (h)                                                                           1,144
                             New York State, HFA, Housing Revenue Bonds, VRDN (h):
                     7,000     (Liberty Street Realty LLC), 1.05% due 11/01/2035                                      7,000
                    26,100     (West 33rd Street Housing), AMT, Series A, 1.05% due 11/15/2036 (d)                   26,100
                    17,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN,
                             Series B, 1.03% due 3/15/2026 (h)                                                       17,500
                    16,885   New York State Local Government Assistance Corporation, Revenue Refunding
                             Bonds, Sub-Lien, VRDN, Series 8V, 1.05% due 4/01/2019 (h)                               16,885
                     5,995   New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 1.15% due
                             11/15/2015 (f)(h)                                                                        5,995
                     5,000   Oyster Bay, New York, GO, Refunding, BAN, Series A, 2.25% due 1/23/2004                  5,020
                    12,437   Solvay, New York, Union Free School District, GO, Refunding, BAN, 1.40%
                             due 7/20/2004                                                                           12,476
                    10,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                             Refunding Bonds, VRDN, Series B, 1.05% due 1/01/2032 (a)(h)                             10,000
                    28,860   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, FLOATS,
                             Series 729, 1.10% due 11/15/2019 (f)(h)                                                 28,860
                    31,900   William Floyd Union Free School District, Mastics-Moriches-Shirley, GO, TAN,
                             1.25% due 6/25/2004                                                                     31,934

North Carolina--    19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal
0.4%                         Power Agency, VRDN, Series 2002-201, Class A, 1.12% due 4/12/2017 (h)                   19,995
                    10,000   Municipal Securities Trust Certificates, North Carolina, GO, VRDN,
                             Series 2001-125, Class A, 1.11% due 7/23/2015 (h)                                       10,000
                     8,165   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                             MERLOTS, Series A22, 1.15% due 1/01/2024 (f)(h)                                          8,165
                     4,500   Wake County, North Carolina, Industrial Facilities and Pollution Control
                             Financing Authority Revenue Bonds (Solid Waste Disposal--Highway 55), VRDN,
                             AMT, 1.20% due 9/01/2013 (h)                                                             4,500

North Dakota--       9,610   North Dakota Rural Water Finance Corporation, Public Projects Construction
0.2%                         Notes, 2% due 10/15/2004                                                                 9,691
                     6,345   Oliver City, North Dakota, PCR, Refunding, MERLOTS, Series B07, 1.15% due
                             1/01/2027 (a)(h)                                                                         6,345



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Ohio--1.6%                   Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Asset
                             Inc. Pooled Loan), VRDN (h):
                 $   1,535     1.38% due 6/01/2028                                                             $      1,535
                     6,345     1.18% due 7/01/2029                                                                    6,345
                    70,000   Dayton, Ohio, City School District, School Facilities and Construction, BAN,
                             2% due 10/16/2003                                                                       70,030
                    22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                             1.15% due 2/15/2026 (h)                                                                 22,275
                    10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                             VRDN, Series 95, Class 3502, 1.15% due 7/01/2015 (h)                                    10,500
                    28,000   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and
                             Twin Lakes), VRDN, Series A, 1.05% due 7/01/2023 (h)                                    28,000
                     1,765   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN, 0.95%
                             due 12/01/2015 (h)                                                                       1,765
                             Ohio State Air Quality Development Authority Revenue Refunding Bonds
                             (Cincinnati Gas and Electric), VRDN (h):
                     7,900     Series A, 1.50% due 9/01/2030                                                          7,900
                     7,600     Series B, 1.45% due 9/01/2030                                                          7,600
                     5,000   Ohio State, GO, FLOATS, Series 603, 1.14% due 9/15/2020 (e)(h)                           5,000

Oklahoma--1.6%      14,737   Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                             VRDN, Series A, 1.181% due 4/01/2004 (h)                                                14,737
                     7,500   Grand Gateway, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                             VRDN, Series A, 1.155% due 2/01/2006 (h)                                                 7,500
                             Moore, Oklahoma, EDA, S/F Mortgage Revenue Bonds, VRDN (h):
                     7,000     Series A, 0.909% due 4/08/2004                                                         7,000
                     2,900     Series B-R-3, 0.909% due 12/11/2003                                                    2,900
                    35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County
                             Housing Preservation), VRDN, 1.25% due 1/01/2033 (h)                                    35,000
                    26,132   Oklahoma County, Oklahoma, Home Financing Authority, S/F Mortgage Revenue Bonds,
                             VRDN, Series A, 1.182% due 5/01/2006 (h)                                                26,132
                     8,680   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                             VRDN, Series B, 1.13% due 8/15/2029 (f)(h)                                               8,680
                    31,000   Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, VRDN,
                             Series A, 0.87% due 4/01/2004 (h)                                                       31,000
                     7,000   Rogers County, Oklahoma, HFA, Revenue Bonds, Series A, 1.104% due 12/01/2003             7,000
                             Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                             VRDN (h):
                     8,200     Series A, 1.186% due 4/01/2004                                                         8,200
                    15,000     Series G, 1.14% due 12/01/2003                                                        15,000

Oregon--0.2%        11,730   ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN,
                             Series 2001-4, 1.15% due 6/01/2009 (f)(h)                                               11,730
                     4,250   Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds (Waste Management
                             Inc. Project), VRDN, 1.15% due 7/01/2027 (h)                                             4,250
                     7,170   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                             Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 1.05% due
                             11/01/2028 (h)                                                                           7,170

Pennsylvania--      37,330   Allegheny County, Pennsylvania, GO, Refunding, VRDN, Series C-50, 1.30% due
3.3%                         5/03/2004 (h)                                                                           37,330
                     2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                             VRDN, 1.12% due 12/01/2014 (h)                                                           2,500
                    25,240   Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds
                             (School District Pooled Financing Program II), VRDN, 1.08% due 9/01/2032 (a)(h)         25,240
                             Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                             Revenue Bonds, VRDN (h):
                    15,600     Mode 1, 1.10% due 8/01/2016                                                           15,600
                    15,100     Series B, 1.10% due 12/01/2020                                                        15,100
                     5,400     Series C, 1.10% due 12/01/2020                                                         5,400
                    15,150     Series D, 1.10% due 12/01/2020                                                        15,150
                    18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803, 1.15%
                             due 5/01/2008 (h)                                                                       18,735
                             Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (h):
                    13,200     (Pennsylvania Loan Program), Series A, 1.10% due 3/01/2030 (e)                        13,200
                     7,500     Series D, 1.09% due 3/01/2024                                                          7,500
                       600     Series G, 1.09% due 3/01/2024                                                            600



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Pennsylvania     $  12,020   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS,
(concluded)                  Series 820, 1.14% due 7/01/2022 (f)(h)                                             $    12,020
                    12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.15% due
                             9/15/2020 (h)                                                                           12,000
                     5,000   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, Series B19,
                             1.15% due 2/15/2027 (f)(h)                                                               5,000
                             Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                             Bonds, VRDN, Series A (h):
                    18,700     1.05% due 12/01/2025                                                                  18,700
                    50,000     AMT, 1.10% due 6/01/2029 (a)                                                          50,000
                             Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
                             VRDN (h):
                    20,000     Series A-1, 1.08% due 12/01/2030                                                      20,000
                     8,800     Series A-3, 1.08% due 12/01/2030                                                       8,800
                    11,700     Series B, 1.10% due 12/01/2012                                                        11,700
                    10,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                             VRDN, 1.10% due 6/15/2023 (e)(h)                                                        10,000
                    22,000   Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                             University Funding Obligation Revenue Bonds, 1.20% due 5/04/2004                        22,000

Rhode Island--               Rhode Island State and Providence Plantations, GO, FLOATS (h):
0.4%                26,160     Series 568, 1.14% due 9/01/2017 (f)                                                   26,160
                    16,135     Series 720, 1.14% due 11/01/2022 (b)                                                  16,135

South Carolina--             Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
2.1%                         (Amoco Chemical Company Project), VRDN, AMT (h):
                    15,300     1.20% due 4/01/2027                                                                   15,300
                     5,700     1.20% due 4/01/2028                                                                    5,700
                   118,000   Charleston County, South Carolina, School District, GO, BAN, 2% due 2/25/2004          118,421
                     7,500   Dorchester County, South Carolina, GO, TAN, 1.75% due 4/15/2004                          7,530
                             Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                             Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (h):
                    35,000     1.20% due 4/01/2026                                                                   35,000
                    19,200     1.20% due 4/01/2027                                                                   19,200
                    12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS,
                             Series 728, 1.14% due 10/01/2022 (a)(h)                                                 12,500

South Dakota--      13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
0.1%                         Mining), VRDN, AMT, Series A, 1.20% due 7/01/2032 (h)                                   13,300

Tennessee--5.5%              Blount County, Tennessee, Public Building Authority, Local Government Public
                             Improvement Revenue Bonds, VRDN (a)(h):
                     2,300     Series A-1-D, 1.20% due 6/01/2025                                                      2,300
                     8,000     Series A-2E, 1.20% due 6/01/2035                                                       8,000
                             Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                             Financing (Tennessee Municipal Bond Fund), VRDN (h):
                    41,995     1.10% due 11/01/2027                                                                  41,995
                    75,500     1.10% due 6/01/2029                                                                   75,500
                        65     1.15% due 7/01/2031                                                                       65
                             Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (e)(h):
                    15,915     (Sub-Gas System), 1.18% due 1/15/2005                                                 15,915
                    18,625     (Sub-Wastewater System), 1.18% due 1/15/2005                                          18,625
                     8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                             Project), VRDN, 1.05% due 6/01/2023 (h)                                                  8,100
                     6,450   Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                             Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 1.23% due 6/01/2033 (h)           6,450
                    25,000   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                             (Not-for-Profit M/F Program), VRDN, 1.25% due 8/01/2032 (h)                             25,000
                     4,410   Metropolitan Government of Nashville and Davidson County, Tennessee, Health
                             and Education Facilities Board Revenue Bonds, FLOATS, Series 533, 1.13% due
                             11/15/2016 (e)(h)                                                                        4,410
                             Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                             Revenue Bonds, VRDN (h):
                     2,980     (Montgomery County Loan), 1.10% due 7/01/2019                                          2,980
                    30,375     (Tennessee County Loan Pool), 1.10% due 11/01/2027                                    30,375



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Tennessee                    Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
(concluded)                  Government Public Improvement, VRDN (h):
                 $  69,900     AMT, Series III-A, 1.23% due 6/01/2028 (a)                                       $    69,900
                     7,100     Series II-A-1, 1.10% due 6/01/2024 (a)                                                 7,100
                     5,105     Series II-E-2, 1.10% due 6/01/2021 (a)                                                 5,105
                    15,000     Series II-F-3, 1.10% due 6/01/2005 (a)                                                15,000
                    10,000     Series III-D-2, 1.10% due 6/01/2017 (a)                                               10,000
                     4,525     Series III-D-6, 1.10% due 6/01/2020 (a)                                                4,525
                    19,035     Series III-E-1, 1.10% due 6/01/2025                                                   19,035
                    10,000     Series III-E-4, 1.10% due 6/01/2025                                                   10,000
                             Shelby County, Tennessee, CP:
                    32,400     GO, Series 01, 0.93% due 11/06/2003                                                   32,400
                    11,000     Series 1999-A, 0.90% due 10/09/2003                                                   11,000
                    12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                             Revenue Bonds (Hutchison School Project), VRDN, 1.12% due 5/01/2026 (h)                 12,000
                             Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN (h):
                     5,285     Series CN1-R1, 0.909% due 12/08/2005                                                   5,285
                     1,090     Series CN1-R2, 0.909% due 12/08/2005                                                   1,090
                    93,635     Series CN1-R4, 0.909% due 6/10/2004                                                   93,635
                    21,000   Tennessee State Local Development Authority Revenue Bonds (Student Loan
                             Program), BAN, Series A, 2% due 6/07/2004                                               21,145

Texas--13.9%                 ABN Amro Munitops, Certificates Trust, VRDN (h):
                     9,030     Grapevine, Texas, Permanent School Fund, GO, Series 2001-8, 1.18% due
                               2/15/2007                                                                              9,030
                    15,750     Houston, Texas, Airport Revenue, AMT, Series 1998-15, 1.22% due 7/05/2006 (b)         15,750
                    29,950     San Antonio, Texas, Independent School District, Series 1999-10, 1.18%
                               due 3/07/2007 (f)                                                                     29,950
                     5,075   Aldine, Texas, Independent School District, GO, Refunding, ROCS, Series II-R-158,
                             1.15% due 2/15/2020 (h)                                                                  5,075
                    16,561   Austin, Texas, Utility System Revenue Bonds, CP, Series A, 0.90% due 10/07/2003         16,561
                     7,445   Austin, Texas, Utility System Revenue Refunding Bonds, ROCS, Series II-R-159,
                             1.15% due 5/15/2014 (e)(h)                                                               7,445
                    13,845   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.14% due 8/15/2008 (f)(h)      13,845
                    10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                             Revenue Bonds (BASF Corp.), VRDN, AMT, 1.25% due 4/01/2032 (h)                          10,000
                    25,000   Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                             (BASF Corporation Project), VRDN, AMT, 1.20% due 5/01/2038 (h)                          25,000
                             Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                             Bonds, VRDN (h):
                     5,000     1.15% due 9/01/2006                                                                    5,000
                     9,925     AMT, Series A, 0.974% due 6/01/2004                                                    9,925
                    17,811   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT, VRDN,
                             Series A, 1.156% due 7/01/2004 (h)                                                      17,811
                     7,435   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                             Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.15% due 9/01/2017 (a)(h)              7,435
                     4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                             Incorporated Project), VRDN, AMT, 1.25% due 11/01/2008 (h)                               4,000
                     6,995   Dallas, Texas, Independent School District, GO, Refunding, FLOATS, Series 794,
                             1.14% due 2/15/2019 (h)                                                                  6,995
                             Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT (h):
                     3,000     FLOATS, Series 824, 1.21% due 11/01/2015 (a)                                           3,000
                     7,140     PUTTERS, Series 350, 1.15% due 5/01/2011 (f)                                           7,140
                     2,500     PUTTERS, Series 351, 1.20% due 5/01/2008 (e)                                           2,500
                             Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(h):
                    25,300     Series SGB-49, 1.18% due 11/01/2023                                                   25,300
                     9,495     Series SGB-52, 1.17% due 11/01/2017                                                    9,495
                             Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (h):
                    23,885     AMT, Series SGB-46, 1.17% due 11/01/2020 (f)                                          23,885
                     6,600     Series SGB-52, 1.15% due 11/01/2015 (b)                                                6,600
                     6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 1.15% due
                             12/01/2026 (h)                                                                           6,000
                     8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                             Bonds, AMT, Series 2003-0020, Class A, 1.20% due 11/01/2032 (a)                          8,435
                     9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                             1.15% due 11/01/2005 (h)                                                                 9,900



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Texas            $   4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311,
(continued)                  1.15% due 8/15/2026 (h)                                                            $     4,915
                    10,747   El Paso County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                             Bonds, VRDN, Series A, 0.909% due 12/11/2003 (h)                                        10,747
                     4,500   Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 1.15% due 3/01/2032 (f)(h)            4,500
                     5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                             Refunding Bonds (Southern Air Transport), VRDN, 1.10% due 3/01/2010 (h)                  5,300
                     7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company Project),
                             VRDN, AMT, 1.20% due 4/01/2028 (h)                                                       7,300
                     7,400   Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                             Corporation Project), VRDN, AMT, 1.22% due 4/01/2026 (h)                                 7,400
                             Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                             Bonds, VRDN, AMT (h):
                    19,000     (American Acryl LP Project), 1.20% due 5/01/2038                                      19,000
                    25,000     (American Acryl LP Project), Series B, 1.15% due 9/01/2036                            25,000
                     2,200     (BP Amoco Chemical Company), 1.20% due 5/01/2038                                       2,200
                     8,400     (BP Products North America Project), 1.20% due 7/01/2034                               8,400
                     8,000     (BP Products North America Project), 1.20% due 7/01/2036                               8,000
                             Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                             Refunding Bonds (Amoco Oil Company Project), VRDN, AMT (h):
                    13,800     1.20% due 1/01/2026                                                                   13,800
                    14,700     1.20% due 1/01/2026                                                                   14,700
                    36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                             VRDN, AMT, 1.20% due 6/01/2024 (h)                                                      36,300
                    12,500   Gulf Coast, Waste Disposal Authority, Texas, Revenue Bonds (Air Products
                             Project), VRDN, AMT, 1.26% due 3/01/2035 (h)                                            12,500
                    17,710   Harris County, Texas, FLOATS, Series SG-45, 1.13% due 8/15/2016 (h)                     17,710
                    13,000   Harris County, Texas, Health Facilities Development Corporation, Revenue
                             Refunding Bonds (Methodist Hospital), VRDN, 1.10% due 12/01/2032 (h)                    13,000
                             Harris County, Texas, Industrial Development Corporation, Solid Waste
                             Disposal Revenue Bonds, VRDN, AMT (h):
                    12,500     (Deer Park), Series 95-B, 1.24% due 3/01/2023                                         12,500
                    46,100     (Deer Park Limited Partnership), Series A, 1.24% due 2/01/2023                        46,100
                    10,380   Harris County, Texas, Revenue Refunding Bonds, ROCS, Series II-R-1030,
                             1.15% due 8/15/2017 (e)(h)                                                              10,380
                    75,000   Houston, Texas Independent School District, GO, Refunding, VRDN, 1.05%
                             due 6/03/2004 (h)                                                                       74,979
                             Houston, Texas, Water and Sewer System Revenue Bonds:
                    16,500     CP, Series A, 0.90% due 10/29/2003                                                    16,500
                     7,830     MERLOTS, Series A-128, 1.15% due 12/01/2029 (f)(h)                                     7,830
                     3,390   Irving, Texas, Independent School District, GO, Refunding, ROCS,
                             Series II-R-2028, 1.15% due 2/15/2022 (h)                                                3,390
                     4,860   Middle Rio Grande, Texas, Housing Finance Corporation, S/F Revenue Bonds,
                             FLOATS, AMT, Series 709, 1.21% due 8/02/2004 (h)                                         4,860
                    10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                             Bonds, VRDN, Series 2001-134, Class A, 1.14% due 5/15/2010 (e)(h)                       10,395
                             North Texas Higher Education Authority Inc., Student Loan Revenue Bonds, VRDN,
                             AMT (a)(h):
                    12,800     Series C, 1.10% due 4/01/2020                                                         12,800
                    13,700     Series F, 1.10% due 4/01/2020                                                         13,700
                    26,000   North Texas Higher Education Authority Inc., Student Loan Revenue Refunding
                             Bonds, VRDN, AMT, 1.10% due 12/01/2032 (h)                                              26,000
                     3,000   North Texas Thruway Authority, Dallas, North Thruway Systems, Revenue
                             Refunding Bonds, VRDN, Series II-R-166, 1.15% due 1/01/2016 (b)(h)                       3,000
                             Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                             Loan Revenue Bonds, VRDN, AMT (h):
                    34,800     Series A, 1.10% due 6/01/2021                                                         34,800
                     3,300     Series B, 1.10% due 6/01/2021 (f)                                                      3,300
                     7,100   Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                             Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 1.10% due 6/01/2008 (h)               7,100
                     5,000   Pasadena, Texas, Independent School District, GO, VRDN, Series A, 1.35% due
                             4/01/2004 (h)                                                                            5,000
                    17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                             Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.15% due 12/01/2027 (h)       17,335
                    10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                             Exempt Facilities Revenue Bonds (Air Products and Chemicals Project),
                             VRDN, AMT, 1.26% due 4/01/2036 (h)                                                      10,000



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Texas                        Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (h):
(concluded)      $  20,000     (BASF Corporation Project), 1.25% due 4/01/2033                                  $    20,000
                    10,000     Multi-Mode (Atofina Petrochemicals), Series B, 1.30% due 4/01/2027                    10,000
                    19,200   Port Corpus Christi, Texas, Industrial Development Corporation, Environmental
                             Facilities Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT,
                             1.22% due 8/01/2028 (h)                                                                 19,200
                    50,000   Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue
                             Refunding Bonds (Flint Hills Resources), VRDN, AMT, Series A, 1.45% due
                             7/01/2029 (h)                                                                           50,000
                    10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                             1.13% due 8/15/2019 (h)                                                                 10,000
                     8,700   Southwest Texas, Higher Education Authority Incorporated Revenue Refunding
                             Bonds (Southern Methodist University), VRDN, 1.15% due 7/01/2015 (h)                     8,700
                    13,080   Southeast Texas Housing Finance Corporation Revenue Bonds, FLOATS, AMT,
                             Series 661, 1.21% due 4/01/2005 (h)                                                     13,080
                    11,070   Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds,
                             VRDN, Series R-3, 0.918% due 3/11/2004 (h)                                              11,070
                    45,000   Texas State College Student Loan, GO, Refunding, VRDN, 0.95% due 7/01/2004 (h)          45,000
                     7,195   Texas State, GO, Refunding, FLOATS, Series 657, 1.14% due 4/01/2010 (h)                  7,195
                    11,890   Texas State, GO, Refunding (Veterans Housing Assistance Fund I), VRDN, 1.05%
                             due 12/01/2016 (h)                                                                      11,890
                   418,500   Texas State, TRAN, 2% due 8/31/2004                                                    421,675
                     5,510   Texas State University System, Financing Revenue Refunding Bonds, ROCS,
                             Series II-R-1011, 1.15% due 3/15/2019 (e)(h)                                             5,510
                     4,800   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                             District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 1.20% due
                             4/01/2031 (h)                                                                            4,800

Utah--0.3%          20,000   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 1.25% due
                             11/01/2024 (a)(h)                                                                       20,000
                    12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN,
                             Series A, 1.10% due 2/15/2031 (h)                                                       12,500

Vermont--0.0%        3,305   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.21% due 5/01/2032 (e)(h)       3,305

Virginia--1.0%      13,685   Louisa, Virginia, Development Authority, Solid Waste and Sewer Disposal
                             Revenue Bonds (Virginia Electric and Power Company Project), VRDN, AMT,
                             Series A, 3.40% due 3/01/2004 (h)                                                       13,817
                     6,000   Metropolitan Washington, D.C., Airport Authority System Revenue Bonds, ROCS,
                             Series II-R-195, 1.20% due 10/01/2032 (b)(h)                                             6,000
                    13,995   Metropolitan Washington, D.C., Virginia, Airports Authority, General Airport
                             Revenue Bonds, PUTTERS, AMT, Series 240, 1.10% due 10/01/2021 (f)(h)                    13,995
                    66,400   Norfolk, Virginia, IDA, Revenue Bonds (Pooled Financing Program--Sentrar),
                             CP, 0.90% due 10/10/2003                                                                66,400
                     3,320   Virginia State, GO, Refunding, ROCS, Series II-R-170, 1.15% due 6/01/2015 (h)            3,320

Washington--2.5%             ABN Amro Munitops Certificates Trust, Seattle, Washington, GO, VRDN (f)(h):
                    20,000     Series 1998-16, 1.17% due 10/04/2006                                                  20,000
                    13,500     Series 1998-22, 1.18% due 1/03/2007                                                   13,500
                    22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                             Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 1.16% due 1/01/2025 (e)(h)         22,900
                     9,000   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                             Refunding Bonds, ROCS, Series II-R-2039, 1.15% due 1/01/2019 (e)(h)                      9,000
                     5,280   King County, Washington, School District Number 410, Snoqualmie Valley, GO,
                             ROCS, Series II-R-4513, 1.15% due 12/01/2020 (e)(h)                                      5,280
                    14,810   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, Series 554,
                             1.14% due 7/01/2009 (b)(h)                                                              14,810
                     2,285   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                             Hydroelectric Revenue Refunding Bonds, ROCS, Series II-R-4026, 1.15% due
                             10/01/2023 (f)(h)                                                                        2,285
                    14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel
                             Tax, GO, VRDN, Series 2001-112, Class A, 1.16% due 1/07/2021 (h)                        14,070
                     4,985   Port Seattle, Washington, Revenue Bonds, MERLOTS, AMT, Series B 04, 1.20%
                             due 9/01/2015 (h)                                                                        4,985
                     5,000   Port Seattle, Washington, Special Facilities Revenue Bonds, MERLOTS, AMT,
                             Series B40, 1.20% due 6/01/2025 (f)(h)                                                   5,000
                    24,700   Seattle, Washington, Municipal Light and Power Revenue Bonds, RAN, 2.50% due
                             11/21/2003                                                                              24,735
                     4,995   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS,
                             Series II-R-4006, 1.15% due 9/01/2022 (f)(h)                                             4,995
                     4,945   Snohomish County, Washington, GO, ROCS, Series II-R-1059, 1.15% due
                             12/01/2020 (f)(h)                                                                        4,945
                     3,500   Spokane County, Washington, Spokane School District Number 081, GO, ROCS,
                             Series II-R-4000, 1.15% due 12/01/2019 (e)(h)                                            3,500



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Schedule of Investments (concluded)                                           Master Tax-Exempt Trust        (In Thousands)
                    Face
State              Amount                                  Municipal Bonds                                           Value
Washington       $  14,085   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, Series 555, 1.14%
(concluded)                  due 12/01/2009 (b)(h)                                                              $    14,085
                    15,075   Washington State, GO, PUTTERS, Series 333, 1.19% due 12/01/2014 (f)(h)                  15,075
                    12,955   Washington State, GO, Refunding, MERLOTS, Series A57, 1.15% due
                             1/01/2011 (f)(h)                                                                        12,955
                             Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                             VRDN, AMT (h):
                     6,400     (Arbors on the Park Project), 1.25% due 10/01/2024                                     6,400
                     9,695     (Courtside Apartments Project), 1.20% due 1/01/2026                                    9,695
                             Washington State Public Power Supply Systems, Electric Revenue Refunding
                             Bonds, VRDN (f)(h):
                     8,200     (Project Number 2), Series 2A-1, 1.05% due 7/01/2012                                   8,200
                     6,155     (Project Number 2), Series 2A-2, 1.05% due 7/01/2012                                   6,155
                     4,430     (Project Number 3), Series 3-A, 1% due 7/01/2018                                       4,430
                    23,860   Washington State Public Power Supply Systems, Revenue Refunding Bonds
                             (Nuclear Project Number 1), VRDN, Series 1A-2, 1.05% due 7/01/2017 (h)                  23,860

West Virginia--     10,695   ABN Amro Munitops Certificates Trust, West Virigina State, GO, VRDN,
0.2%                         Series 2000-12, 1.18% due 6/04/2008 (f)(h)                                              10,695
                    11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc
                             Group Inc. Project), VRDN, 1.05% due 8/01/2005 (h)                                      11,220

Wisconsin--1.8%     16,000   Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project),
                             VRDN, Series B, 1.55% due 9/01/2005 (h)                                                 16,000
                    14,850   Eagle Tax-Exempt Trust, Wisconsin, Ball Park, VRDN, Series 98, Class 4901,
                             1.15% due 12/15/2026 (h)                                                                14,850
                     3,715   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                             1.35% due 8/01/2009 (h)                                                                  3,715
                    19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                             Electric Power Company), VRDN, Series C, 1.35% due 9/01/2030 (h)                        19,000
                     5,000   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                             Bonds, VRDN, AMT, Series B, 1.125% due 9/01/2034 (h)                                     5,000
                     7,335   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                             Refunding Bonds, VRDN, AMT, Series E, 1.125% due 3/01/2028 (h)                           7,335
                     6,000   Wisconsin Rural Water Construction Loan, Program Commission Revenue Bonds,
                             BAN, 2% due 10/15/2004                                                                   6,051
                             Wisconsin State, CP:
                    10,400     GO, Series 2000-A, 0.93% due 10/9/2003                                                10,400
                    12,670     GO, Series 2000-A, 0.95% due 11/6/2003                                                12,670
                    26,500     GO, Series 98-B, 0.93% due 12/09/2003                                                 26,500
                    16,000     GO, Series 98-B, 0.93% due 12/09/2003                                                 16,000
                    34,935     Series B, 0.90% due 10/06/2003                                                        34,935
                    14,040   Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021,
                             1.15% due 7/01/2021 (b)(h)                                                              14,040

Wyoming--0.3%       12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 1.18%
                             due 11/01/2024 (a)(h)                                                                   12,960
                    16,960   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN, 1.18%
                             due 11/01/2024 (a)(h)                                                                   16,960

Puerto Rico--       12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
0.1%                         Series SGA-43, 1.10% due 7/01/2022 (h)                                                  12,800

                             Total Investments (Cost--$10,128,198*)--99.8%                                       10,128,198
                             Other Assets Less Liabilities--0.2%                                                     17,231
                                                                                                                -----------
                             Net Assets--100.0%                                                                 $10,145,429
                                                                                                                ===========

(a)AMBAC Insured.

(b)FGIC Insured.

(c)FHLMC Collateralized.

(d)FNMA Collateralized.

(e)FSA Insured.

(f)MBIA Insured.

(g)Prerefunded.

(h)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2003.

(i)XL Capital Insured.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statement of Assets and Liabilities                                                                 Master Tax-Exempt Trust

As of September 30, 2003
Assets

               Investments, at value (identified cost--$10,128,198,028)                                   $  10,128,198,028
               Cash                                                                                                  97,555
               Receivables:
                 Interest                                                             $      26,610,639
                 Contributions                                                                3,717,078
                 Securities sold                                                                  3,377          30,331,094
                                                                                      -----------------
               Prepaid registration fees and other assets                                                           260,017
                                                                                                          -----------------
               Total assets                                                                                  10,158,886,694
                                                                                                          -----------------

Liabilities

               Payables:
                 Securities purchased                                                        13,190,628
                 Investment adviser                                                             151,136
                 Other affiliates                                                               116,384
                                                                                      -----------------
               Total liabilities                                                                                 13,458,148
                                                                                                          -----------------

Net Assets

               Net assets                                                                                 $  10,145,428,546
                                                                                                          =================

Net Assets Consist of

               Investors' capital                                                                         $  10,145,428,546
                                                                                                          -----------------
               Net assets                                                                                 $  10,145,428,546
                                                                                                          =================

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statement of Operations                                                                             Master Tax-Exempt Trust

For the Six Months Ended September 30, 2003
Investment Income

               Interest and amortization of premium and discount earned                                   $      59,481,816

Expenses

               Investment advisory fees                                               $       7,072,473
               Accounting services                                                              444,349
               Custodian fees                                                                    85,021
               Professional fees                                                                 24,981
               Pricing fees                                                                      21,501
               Trustees' fees and expenses                                                       20,980
               Other                                                                             28,463
                                                                                      -----------------
               Total expenses                                                                                     7,697,768
                                                                                                          -----------------
               Investment income--net                                                                            51,784,048
                                                                                                          -----------------

Realized Loss on Investments--Net

               Realized loss on investments--net                                                                  (343,508)
                                                                                                          -----------------
               Net Increase in Net Assets Resulting from Operations                                       $      51,440,540
                                                                                                          =================

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Statements of Changes in Net Assets                                                                 Master Tax-Exempt Trust
                                                                                       For the Six        For the Period
                                                                                       Months Ended    February 13, 2003++
                                                                                      September 30,        to March 31,
Increase (Decrease) in Net Asset Value:                                                    2003                2003
Operations

               Investment income--net                                                 $      51,784,048   $      13,938,742
               Realized gain (loss) on investments--net                                       (343,508)             291,802
                                                                                      -----------------   -----------------
               Net increase in net assets resulting from operations                          51,440,540          14,230,544
                                                                                      -----------------   -----------------

Capital Transactions

               Proceeds from contributions                                               18,100,705,328       3,757,178,224
               Fair value of net asset contributions                                                 --      10,591,437,724
               Fair value of withdrawals                                               (18,597,896,705)     (3,771,767,109)
                                                                                      -----------------   -----------------
               Net increase (decrease) in net assets derived from capital
               transactions                                                               (497,191,377)      10,576,848,839
                                                                                      -----------------   -----------------

Net Assets

               Total increase (decrease) in net assets                                    (445,750,837)      10,591,079,383
               Beginning of period                                                       10,591,179,383             100,000
                                                                                      -----------------   -----------------
               End of period                                                          $  10,145,428,546   $  10,591,179,383
                                                                                      =================   =================

++Commencement of operations.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Financial Highlights                                                                                Master Tax-Exempt Trust
                                                                                       For the Six        For the Period
                                                                                       Months Ended    February 13, 2003++
The following ratios have been derived from                                           September 30,        to March 31,
information provided in the financial statements.                                          2003                2003
Total Investment Return

               Total investment return                                                            .97%*               .68%*
                                                                                      =================   =================

Ratios to Average Net Assets

               Expenses                                                                           .15%*               .21%*
                                                                                      =================   =================
               Investment income and realized gain (loss)
               on investments--net                                                                .97%*              1.04%*
                                                                                      =================   =================

Supplemental Data

               Net assets, end of period (in thousands)                               $      10,145,429   $      10,591,179
                                                                                      =================   =================

*Annualized.

++Commencement of operations.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Notes to Financial Statements
Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2003, the Trust reimbursed
FAM $77,398 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2003



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 21, 2003




Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.